Note 4 - Securities - Unrealized Gain (Loss) on Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Available-for-sale securities, gross unrealized gains	$ 516	$ 1,262
Available-for-sale securities, gross unrealized losses	2,749	1,450
US States and Political Subdivisions Debt Securities [Member]
Available-for-sale securities, gross unrealized gains	354	977
Available-for-sale securities, gross unrealized losses	473	158
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-for-sale securities, gross unrealized gains	162	285
Available-for-sale securities, gross unrealized losses	2,238	1,276
Other Debt Obligations [Member]
Available-for-sale securities, gross unrealized gains
Available-for-sale securities, gross unrealized losses	$ 38	$ 16